Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
REX-OSPREY(TM) SOL + STAKING ETF
Shareholder Report [Line Items]
Fund Name	REX-Osprey™ SOL + Staking ETF
Class Name	REX-Osprey™ SOL + Staking ETF
Trading Symbol	SSK
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the REX-Osprey™ SOL + Staking ETF for the period of July 2, 2025 (inception) to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/ssk/. You can also contact us at (844) 802-4004.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred subsequent to the end of the reporting period.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	https://www.rexshares.com/ssk/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
REX-Osprey™ SOL + Staking ETF	$13¹	1.47%²
[1]	Costs are for the period of July 2, 2025 to July 31, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.

Expenses Paid, Amount	$ 13	[1]
Expense Ratio, Percent	1.47%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of July 2, 2025 to July 31, 2025. Costs for a full semi-annual period would be higher.
Material Change Date	Sep. 01, 2025
Net Assets	$ 142,879,796
Holdings Count | Holdings	4
Advisory Fees Paid, Amount	$ 47,261
Investment Company, Portfolio Turnover	13.28%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2025)

Fund Net Assets	$142,879,796
Number of Holdings	4
Total Advisory Fee	$47,261
Portfolio Turnover Rate	13.28%

Holdings [Text Block]	What did the Fund invest in? (% of Net Assets as of July 31, 2025) Sector Breakdown
Largest Holdings [Text Block]
Top Holdings
Solana	57.52%
21Shares Solana Staking ETP	41.62%
First American Government Obligations Fund - Institutonal Class 4.226%	1.81%
JitoSOL (Liquid Staking Token on Solana)	1.64%

Material Fund Change [Text Block]

How has the Fund Changed?

Change in Tax Status

Effective September 1, 2025, the Fund converted from being taxed as a C-corporation to being taxed as a regulated investment company for federal income tax purposes. As a result, the Fund intends to comply with Sub-chapter M of the Internal Revenue Code.

Material Fund Change Expenses [Text Block]	Effective September 1, 2025, the Fund converted from being taxed as a C-corporation to being taxed as a regulated investment company for federal income tax purposes.

[1]	Costs are for the period of July 2, 2025 to July 31, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.